COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the final prospectus relating to the IPO to purchase up to 3,750,000 additional Units to cover over-allotments, if any, at the IPO price less the underwriting discounts and commissions. On February 23, 2022, the underwriters elected to fully exercise the over-allotment option purchasing 3,750,000 Units.

The underwriters were paid a cash underwriting discount of $0.20 per unit, or $5,000,000 in the aggregate at the closing of the IPO. The underwriters have agreed to defer the cash underwriting discount of $0.20 per share related to the over-allotment to be paid upon the closing of the Business Combination ($750,000 in the aggregate). In addition, the underwriters were originally entitled to a deferred underwriting commission of $0.35 per unit, or $10,062,500 from the closing of the IPO. The total deferred fee was $10,812,500 consisting of the $10,062,500 deferred portion and the $750,000 cash discount agreed to be deferred until Business Combination. The deferred fee was to become payable to the underwriters from the amounts held in the Trust Account solely if the Company completes a Business Combination, subject to the terms of the underwriting agreement.

On June 28, 2023, the underwriters agreed to waive their entitlement to the deferred underwriting commissions of $10,812,500 in accordance with the Underwriting Agreement. As a result, $10,812,500 was recorded to additional paid-in capital in relation to the waiver of the deferred underwriting discount in the accompanying consolidated financial statements.

Non-Redemption Agreements

The Original Sponsor entered into non-redemption agreements (the “2023 Non-redemption Agreements”) with various shareholders of the Company (the “2023 Non-Redeeming Shareholders”), pursuant to which these shareholders agreed not to redeem a portion of their Class A ordinary shares (the “2023 Non-Redeemed Shares”) solely in connection with the 2023 Extension Meeting, but such shareholders retained their right to require the Company to redeem such 2023 Non-Redeemed Shares in connection with the closing of an initial Business Combination. The Original Sponsor agreed to transfer to such 2023 Non-Redeeming Shareholders an aggregate of 750,000 the Founder Shares held by the Original Sponsor immediately following the consummation of an initial Business Combination. The Company estimated the aggregate fair value of such 750,000 Founder Shares transferrable to the 2023 Non-Redeeming Shareholders pursuant to the non-redemption agreements to be $118,298 or approximately $0.15 per share. The fair value was determined using the probability of a successful Business Combination of 5%, a volatility of 1.6%, a discount for lack or marketability of 4.14%, and the average value per shares as of the valuation date of $10.51 derived from an option pricing model for publicly traded warrants. Each 2023 Non-Redeeming Shareholder acquired from the Original Sponsor an indirect economic interest in such Founder Shares.

The Company and the New Sponsor entered into the 2024 Non-Redemption Agreement with an unaffiliated third-party shareholder (the “2024 Non-Redeeming Shareholder”) in exchange for such shareholder agreeing not to redeem (or to validly rescind any redemption requests on) 450,000 2024 Non-Redeemed Shares in connection with the 2024 Extension Meeting. In exchange for the commitment not to redeem the 450,000 2024 Non-Redeemed Shares, the New Sponsor has agreed to transfer to such shareholder 75,000 Class A ordinary shares of the Company held by the New Sponsor and 75,000 Class A ordinary shares which will be issued to the New Sponsor upon the closing of the Company’s initial Business Combination. The Company estimated the aggregate fair value of such 150,000 Founder Shares transferrable to the 2024 Non-Redeeming Shareholder pursuant to the non-redemption agreements to be $784,302. The fair value was determined using the probability of a successful Business Combination of 50%, a discount for lack or marketability of 5.16%, and the average value per shares as of the valuation date of $11.81 derived from an option pricing model for publicly traded warrants. The 2024 Non-Redeeming Shareholder acquired from the New Sponsor an indirect economic interest in such Founder Shares.

The excess of the fair value of such Founder Shares was determined to be an offering cost in accordance with Staff Accounting Bulletin Topic 5A. Accordingly, in substance, it was recognized by the Company as a capital contribution by the New Sponsor to induce these 2023 Non-Redeeming Shareholders and 2024 Non-Redeeming Shareholder not to redeem the 2023 Non-Redeemed Shares and 2024 Non-Redeemed Shares, with a corresponding charge to additional paid-in capital to recognize the fair value of the Founder Shares subject to transfer as an offering cost.

Purchase Agreement

On July 14, 2023, the Company entered into a purchase agreement (the “Purchase Agreement”) with the New Sponsor and the Original Sponsor, pursuant to which the New Sponsor purchased from the Original Sponsor (x) 4,317,500 Class A Ordinary Shares and (y) 6,834,333 private placement warrants, free and clear of all liens and encumbrances (other than those contained in the Letter Agreement, dated February 22, 2022, by and among the Company, its officers, directors and the Original Sponsor, and the Underwriting Agreement), for an aggregate purchase price of $1.00 payable at the time of the initial Business Combination. On August 18, 2023, the parties to the Purchase Agreement closed the transactions contemplated thereby.

Contingent Agreement

On April 13, 2023, the Company engaged CCM to act as its capital markets advisor in connection with seeking an extension for completing a Business Combination. The Company will pay CCM the sum of (i) $300,000 plus (ii) 50,000 Class A ordinary shares of the Company which is payable at the close of Business Combination. On July 13, 2023, the Company amended the agreement with CCM. As a result of the amendment, the Company will pay CCM 80,000 Class A ordinary shares of the Company, which is payable at the close of a Business Combination. The fair value of the equity shares at the grant date which will be determined upon the consummation of a Business Combination.

Merger Agreement with Visiox

On December 26, 2023, the Company entered into the Visiox Merger Agreement with PowerUp Merger Sub Inc., the New Sponsor, Visiox, and Ryan Bleeks, in the capacity as the seller representative. Pursuant to the Visiox Merger Agreement, among other things, the parties intended to effect the merger of PowerUp Merger Sub Inc. with and into Visiox, with Visiox continuing as the surviving entity (the “Visiox Merger”), as a result of which all of the issued and outstanding capital stock of Visiox were to be exchanged for shares of common stock of PowerUp (the “Visiox Share Exchange”) subject to the conditions set forth in the Visiox Merger Agreement, with Visiox surviving the Visiox Share Exchange as a wholly owned subsidiary of PowerUp.

Prior to the closing date, and subject to the satisfaction or waiver of the conditions of the Visiox Merger Agreement, PowerUp was to migrate out of the Cayman Islands and domesticate as a Delaware corporation in accordance with Section 388 of the DGCL and Part XII of the Cayman Islands Companies Act.

Amendment Agreement with Visiox

On June 6, 2024, the parties to the Visiox Merger Agreement entered into the Amendment Agreement. The Amendment Agreement extended the Outside Date (as defined in the Visiox Merger Agreement) from May 31, 2024 to June 30, 2024, increased the Company’s indebtedness cap from $1 million to $2 million, eliminated the requirement that the Company have net tangible assets of at least $5,000,001 at the time of the closing, and reduced the Minimum Cash Condition (as defined in the Visiox Merger Agreement) from $5 million to $1.00. Additionally, the Amendment Agreement added three new covenants, which required Visiox to (i) use its best commercial efforts to complete all labeling and compliance requirements necessary to distribute its current product inventory to the extent reasonably acceptable to Visiox no later than June 30, 2024, (ii) raise capital in an amount no less than $500,000 on terms reasonably acceptable to the Company on or before June 30, 2024, and (iii) from May 30, 2024 until immediately following the closing, not make any expenditures in excess of $1,000 without the express approval of the Company, with the exception of ordinary payroll processing.

Termination of Merger with Visiox

On July 19, 2024, the Company delivered written notice to Visiox of its election to terminate the Visiox Merger Agreement and abandoned the transactions contemplated thereby, primarily because the conditions to closing set forth in the Visiox Merger Agreement were not satisfied or waived by June 30, 2024.

Merger Agreement with Aspire

On August 26, 2024, the Company entered into the Aspire Merger Agreement with Merger Sub, the New Sponsor, Stephen Quesenberry, in the capacity as the seller, and Aspire. The transactions contemplated by the Aspire Merger Agreement are intended to serve as the Company’s initial Business Combination.

Amendment Agreements with Aspire

On September 5, 2024, and in connection with the due diligence process, the parties entered into the First Aspire Amendment Agreement. The First Aspire Amendment Agreement: (i) adjusted the Merger Consideration (as defined in the Aspire Merger Agreement) to be consistent with the aggregate post-closing ownership percentage of the Aspire stockholders that the parties had anticipated to be reflected in the consummation of the proposed business combination, (ii) adjusted the size of the pool of available equity in the equity incentive plan for the initial fiscal year following closing to be consistent with what the parties had anticipated to be reflected in the consummation of the proposed business combination, and (iii) provided additional time for the parties to deliver disclosure schedules and conduct due diligence reviews.

On October 9, 2024, and in connection with the due diligence process, the parties entered into the Second Aspire Amendment Agreement, which provided additional time for the parties to deliver disclosure schedules and conduct due diligence reviews.

Convertible Promissory Note

On October 2, 2024, the Company entered into a Promissory Note Fee Agreement with Sponsor (the “Promissory Note Fee Agreement”). Pursuant to the Promissory Note Fee Agreement, the Company and Sponsor agreed that Sponsor took a significant risk on behalf of the Company by entering into the Visiox Promissory Note in exchange for payment of the Original Promissory Note Fee, and that Sponsor should be compensated for that risk despite the termination of the right to receive the Original Promissory Note Fee as a result of the termination of the Visiox BCA. As consideration for the foregoing, the Company agreed to pay Sponsor a modified promissory note fee of $1,000,000 (the “Modified Promissory Note Fee”) upon the successful closing of a business combination between the Company and Aspire Biopharma, Inc., a Puerto Rico corporation.

Blackstone Subscription Agreement

On December 18, 2024, and effective December 13, 2024, the Company entered into (i) a subscription agreement (the “Blackstone Subscription Agreement”), (ii) a promissory note (the “Blackstone Note”), and (iii) a registration rights agreement (the “RRA”) with Blackstone Capital Advisors, Inc. (“Blackstone”), an entity controlled by Aspire’s former Director of Investor Relations, Lance Friedman (all transactions contemplated by such agreements, collectively, the “Blackstone Transaction”). Pursuant to the terms of the Blackstone Transaction, Blackstone may loan up to an aggregate principal amount of $500,000 to the Company, with an original issue discount of twenty percent (20%). As of the date of this Current Report on Form 8-K, the aggregate principal amount loaned equals $264,142.05. The maturity date of the Blackstone Note is the earlier of (i) June 1, 2025 or (ii) the date that the Company receives gross proceeds of at least $5,000,000 in an offering of its debt or equity securities. The principal amount of the Blackstone Note bears interest at a rate per annum of ten percent (10%). Interest will be due and payable on the maturity date. Additionally, the Company will pay Blackstone an exit fee equal to ten percent (10%) of the principal amount and accrued interest on the maturity date. Upon the closing of the Business Combination, the Sponsor will transfer three Class A ordinary shares of PowerUp to Blackstone for each dollar loaned under the Blackstone Transaction (the “Commitment Shares”). Pursuant to the RRA, the Company has agreed to register the Commitment Shares with the SEC in any registration statement filed by the Company in connection with a Qualified Offering (as defined in the Blackstone Subscription Agreement), if any.

The Blackstone Subscription Agreement, Blackstone Note, and RRA contain customary representations, warranties, agreements, indemnification rights and obligations of the parties. The Company offered and will issue the securities in reliance upon the exemptions from registration contained in Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder.

The foregoing descriptions of the Blackstone Subscription Agreement, Blackstone Note, and RRA are qualified in their entirety by reference to the full text of such agreements, copies of which are attached hereto as Exhibits 10.1, 10.2, and 10.3, respectively, and each of which is incorporated herein in its entirety by reference. The representations, warranties and covenants contained in such agreements were made only for purposes of such agreements and as of specific dates, were solely for the benefit of the parties to such agreements and may be subject to limitations agreed upon by the contracting parties.

Parent Company [Member]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders Private Placement Warrants and warrants that may be issued upon conversion of working capital loans, if any, are entitled to registration rights pursuant to a registration rights agreement dated February 17, 2022. These holders are entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements. On May 13, 2025, the Company filed a Registration Statement on Form S-1 to register 2,929,000 of the outstanding 9,763,333 Private Placement Warrants. The Registration Statement was declared effective on May 30, 2025.

Equity Line of Credit (“ELOC”) Agreement

On February 13, 2025, PowerUp entered into a Purchase Agreement (“ELOC Agreement”) with Arena Business Solutions Global SPC II, Ltd. (“Arena”). Under the ELOC Agreement, the Company has the right, but not the obligation, to direct Arena to purchase up to $100,000,000 in shares of the Company’s common stock (the “ELOC Shares”) upon satisfaction of certain terms and conditions contained in the ELOC Agreement, including, without limitation, an effective registration statement filed with the SEC registering the resale of ELOC Commitment Shares (as defined below) and additional shares to be sold to Arena from time to time under the ELOC Agreement. The term of the ELOC Agreement began on the date of execution and ends on the earlier of (i) the first day of the month following the 36-month anniversary of the execution date, (ii) the date on which the Investor shall have purchased the maximum amount of ELOC Shares, or (iii) the effective date of any written notice of termination delivered pursuant to the terms of the ELOC Agreement (the “Commitment Period”). In consideration for the Investor’s execution and delivery of this ELOC Agreement, the Company issued to Arena 2,000,000 Common Shares (the “Commitment Fee Shares”), of which 893,473 became freely tradable upon the closing of the Business Combination.

At close of the Business Combination, the Company assumed $49,034 of forward purchase agreement liability under this agreement. For the three and six months ended June 30, 2025, change in fair value of the purchase agreement was a gain of $18 and a loss of $251 was included in change in fair value of derivatives and convertible notes on the accompanying condensed statement of income, respectively. At June 30, 2025, the balance of $49,285 is included in forward purchase agreement liability on the accompanying condensed balance sheet.